Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhcsclaval-20141218_SupplementTextBlock

John Hancock Bond Trust

John Hancock Focused High Yield Fund

John Hancock Global Conservative Absolute Return Fund

John Hancock Global Short Duration Credit Fund

John Hancock Government Income Fund

John Hancock Investment Grade Bond Fund

John Hancock Capital Series

John Hancock Classic Value Fund

John Hancock Current Interest

John Hancock Money Market Fund

John Hancock Funds III

John Hancock Core High Yield Fund

John Hancock Global Shareholder Yield Fund

John Hancock Investment Trust

John Hancock Balanced Fund

John Hancock Enduring Equity Fund

John Hancock Global Opportunities Fund

John Hancock Large Cap Equity Fund

John Hancock Seaport Fund

John Hancock Investment Trust II

John Hancock Financial Industries Fund

John Hancock Regional Bank Fund

John Hancock Small Cap Equity Fund

John Hancock Sovereign Bond Fund

John Hancock Bond Fund

Supplement dated December 18, 2014 to the current Prospectus

Effective December 18, 2014, the prospectus is hereby amended as follows:

Under the heading "Principal risks" in "Fund summary," "Economic and market events risk" is added, or amended and restated in its entirety, as applicable, as follows:

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Under the heading "Principal risks" in "Fund summary," "Liquidity risk" is added, or amended and restated in its entirety, as follows:

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

| (Classic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.